STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (2,770,811)	$ (2,100,759)	$ (2,259,232)	$ (2,784,044)
Adjustments to reconcile net loss to net cash provided by operating activities:
Common stock issued for services	1,244,298	854,642	635,605	1,042,812
Depreciation	4,349	17,641	18,592	23,671
Stock warrants issued for services	162,667	59,778	948,419	611,850
(Increase) decrease in:
Accounts receivable	19,646	12,181	33,795	(19,250)
Other receivable
Prepaid expenses	(1,466)	(159,404)	(15,318)
Increase (decrease) in:
Accrued Wages	355,829
Accounts payable & accrued expenses	274,945	363,572	(267,758)	361,749
Net cash used in operating activities	(710,544)	(783,830)	(911,134)	(763,212)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(6,531)	(4,716)	(4,716)
Net cash used In investing activities	(6,531)	(4,716)	(4,716)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments on note payable	(187,787)	(211,689)	(112,000)
Proceeds from note payable	120,000	330,078		430,921
Proceeds from related party notes	39,300		295,112	222,147
Repayments on line of credit	(5,266)	(3,295)	3,069
Proceeds from issuance of common stock	745,000	680,000	730,000	100,000
Net cash provided by financing activities	711,247	795,094	921,418	753,068
Net (decrease) in cash	(5,828)	6,548	5,568	(10,144)
Cash at beginning of year	8,495	2,924	2,924	13,068
Cash at end of year	2,666	9,472	8,495	2,924
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period: Interest	18,129	39,809	42,881	136
Cash paid during period: Franchise and income taxes
Noncash operating and financing activities:
Conversion of debt and accrued interest to common stock			2,640,243	1,159,557
Common Stock Issued to Convertible Debt	728,826
Common Stock Issued for Services	1,244,298	854,642	$ 635,605	$ 1,042,812
Common Stock Warrants Issued for Services	$ 30,000	$ 59,778